LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET (Details 5) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total loans to Financial institutions	$ 8,154,507	$ 7,862,401
Allowance	(16,438)
Total Net Loans with financial institutions	8,138,069
Stage One [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total loans to Financial institutions	8,140,354
Allowance	(15,048)
Total Net Loans with financial institutions	8,125,306
Stage Two [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total loans to Financial institutions	13,812
Allowance	(1,123)
Total Net Loans with financial institutions	12,689
Stage Three [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total loans to Financial institutions	341
Allowance	(267)
Total Net Loans with financial institutions	$ 74